PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

		As of December 31,
	Note	2023	2024
At cost:
Leasehold land		850,242	868,820
Buildings		15,139,795	16,125,870
Data center equipment		21,468,868	24,936,431
Leasehold improvement		8,706,161	9,103,258
Furniture and office equipment		120,847	105,371
Vehicles		4,464	4,506
		46,290,377	51,144,256
Less: Accumulated depreciation		(12,033,960)	(14,689,668)
		34,256,417	36,454,588
Construction in progress		8,658,082	6,564,474
		42,914,499	43,019,062
Less: Impairment losses	2(n)	(2,816,076)	(2,814,929)
Property and equipment, net		40,098,423	40,204,133

Schedule of depreciation of property and equipment

	Years ended December 31,
	2022	2023	2024

Cost of revenue	2,722,150	2,960,711	2,937,193
General and administrative expenses	155,782	87,619	86,675
Research and development expenses	6,464	4,864	4,086

	2,884,396	3,053,194	3,027,954